COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)							1 Months Ended	12 Months Ended
	May 07, 2020	Mar. 02, 2020	Feb. 28, 2020	Feb. 03, 2020	Jul. 02, 2019	Aug. 10, 2018	Jul. 02, 2019	Jun. 30, 2021	Dec. 31, 2020
Other Commitments [Line Items]
Right-of-use assets									$ 7,858
Operating lease liabilities									7,858
Operating lease expense									51,526
Net cash used in operating activities									$ 29,931
Joint Venture Agreement With Bougainville Ventures, Inc. [Member]
Other Commitments [Line Items]
Plaintiff name						Bougainville Ventures, Inc
Litigation description						On August 10, 2018, the Company advised its independent auditor that Bougainville did not cooperate or communicate with the Company regarding its requests for information concerning the audit of Bougainville’s receipt and expenditures of funds contributed by the Company in the joint venture agreement. Bougainville had a material obligation to do so under the joint venture agreement. The Company believes that some of the funds it paid to Bougainville were misappropriated and that there was self-dealing with respect to those funds. Additionally, the Company believes that Bougainville misrepresented material facts in the joint venture agreement, as amended, including, but not limited to, Bougainville’s representations that: (i) it had an ownership interest in real property that was to be deeded to the joint venture; (ii) it had an agreement with a Tier 3 # I502 cannabis license holder to grow cannabis on the real property; and, (iii) that clear title to the real property associated with the Tier 3 # I502 license would be deeded to the joint venture thirty days after the Company made its final funding contribution
Settlement Agreement With Caren Glasser [Member]
Other Commitments [Line Items]
Plaintiff name		Caren Glasser
Litigation description		On March 2, 2020, Caren Glasser filed a request for arbitration against the Company alleging non-payment for past due compensation. The case was filed in the in the American Arbitration Association under Case no. 01-20-0000-6290
Actions taken by defendant	The Company and Ms. Glasser agreed to settle her dispute on May 7, 2020. The settlement agreement obligates the Company to pay Ms. Glasser $24,000 thirty days after Ms. Glasser executes the agreement, consistent with the Older Workers Benefit Protection Act (29 U.S.C. § 626(f). The Company made this payment and the case concluded
Employment Contracts [Member] | Chief Executive Officer [Member]
Other Commitments [Line Items]
Employment contracts description			On February 28, 2020, the Company entered into executive contracts with its directors Edward Manolos and Themistocles Psomiadis. The agreements are for a term lasting from the effective date until the earlier of the date of the next annual or special stockholders meeting called for the purposes of electing directors, and the earliest of the following to occur: (a) the death of the Director; (b) the termination of the Director from his membership on the Board by the mutual agreement of the Company and the Director; (c) the removal of the Director from the Board by the majority stockholders of the Company; and (d) the resignation by the Director from the Board. Mr. Psomiadis and Mr. Manolos’ 2020 contracts provide for payments of $5,000 quarterly	On February 3, 2020, we entered into an executive employment agreement with Jesus Quintero, our CEO and CFO providing for gross salary of $15,000 monthly, consisting of $12,000 in cash and $3,000 worth of our common stock valued on the closing price of our common stock on the last trading day of each month
Lease Agreements [Member]
Other Commitments [Line Items]
Lease expiration date							Jun. 30, 2020
Monthly rent					$ 2,349		$ 1,308
Lease Agreements [Member] | Subsequent Event [Member]
Other Commitments [Line Items]
Monthly rent								$ 1,348